Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Deferred Income Tax Expense	$ 0	$ 0
Deferred income tax assets	0	0
Valuation Allowance Increased	5,955,886	1,271,946
Domestic Tax Jurisdiction
Income Taxes
Operating loss carryforwards	9,101,980	1,960,671
State
Income Taxes
Operating loss carryforwards	$ 15,663,544	$ 2,950,882